Fees Summary	May 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 25,908,000
Previously Paid Amount	0.00
Total Fee Amount	3,577.89
Total Offset Amount	0.00
Net Fee	3,577.89
Narrative - Max Aggregate Offering Price	$ 25,908,000
Final Prospectus	true